Basis of preparation of half-year report	6 Months Ended
Dec. 31, 2021
Basis of preparation of half-year report

11 Basis of preparation of half-year report

This condensed consolidated interim financial report for the half-year reporting period ended 31 December 2021 have been prepared in accordance with Accounting Standard AASB 134 Interim Financial Reporting and the Corporations Act 2001.

This interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended 30 June 2021 and any public announcements made by Genetic Technologies Limited during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.

The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period and the adoption of the new and amended standards as set out below. The Interim Financial Statements have been approved and authorised for issue by the board on 24 February 2022.

The consolidated financial statements of Genetic Technologies Limited group also comply with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).